Post-employment benefits - Actuarial Assumptions, Demographic Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retiring at the end of the reporting period, male	21.0	21.0
Retiring at the end of the reporting period, female	23.8	23.7
Retiring 15 years after the end of the reporting period, male	21.9	21.7
Retiring 15 years after the end of the reporting period, female	24.8	24.6
Retirement age	65 years
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retiring at the end of the reporting period, male	21.4	21.4
Retiring at the end of the reporting period, female	24.0	23.9
Retiring 15 years after the end of the reporting period, male	22.3	22.3
Retiring 15 years after the end of the reporting period, female	25.1	25.0
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retiring at the end of the reporting period, male	19.9	19.8
Retiring at the end of the reporting period, female	23.2	23.2
Retiring 15 years after the end of the reporting period, male	20.9	20.0
Retiring 15 years after the end of the reporting period, female	24.0	23.5